Pension and other postretirement benefits (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Pension and other postretirement benefits [Abstract]
Defined contribution rate based on a standard salary base	20.00%	20.00%
Defined contribution plan expense	$ 1,958	12,158	9,682	7,107